RELATED PARTY TRANSACTIONS (Details 2) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
D.S.B [Member]
Total Liabilities	$ 117,279	$ 115,408
Total Liabilities (+)Add	0
Total Liabilities (+) Interest	1,871
Total Liabilities Payments	0
E.S.B [Member]
Total Liabilities	54,307	54,307
Total Liabilities (+)Add	0
Total Liabilities (+) Interest	0
Total Liabilities Payments	0
P.B [Member]
Total Liabilities	93,015	93,015
Total Liabilities (+)Add	0
Total Liabilities (+) Interest	0
Total Liabilities Payments	0
Total Assets	134,159	134,071
Total Assets (+) Interest	88
Total Assets Payments	0
Shareholders [Member]
Total Liabilities	430,390	430,390
Total Liabilities (+)Add	0
Total Liabilities (+) Interest	0
Total Liabilities Payments	0
Related Parties [Member]
Total Liabilities	694,991	693,120
Total Liabilities (+) Interest	1,871
Total Liabilities Payments	0
Total Assets	134,159	$ 134,071
Total Assets (+) Interest	88
Total Assets Payments	$ 0